SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of FV Measurement Using Level 3 Inputs) (Details) - Derivative instrument - embedded conversion Option [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Roll forward of derivative instrument - embedded conversion Option
Balance at beginning of the year	$ 3,398,642
Issuance of embedded conversion option		3,556,160
Total gains or losses for the period (included in earning)	562,738	(157,518)
Balance at end of the year	3,961,380	3,398,642
Transfer into Level 3	0	0
Transfer out of Level 3	$ 0	$ 0